Interim Condensed Consolidated Statements of Changes in Shareholders’ Equity/ (Deficit)	Ordinary shares Class A CNY (¥) shares	Ordinary shares Class A USD ($) shares	Ordinary shares Class B CNY (¥) shares	Ordinary shares Class B USD ($) shares	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Statutory reserves CNY (¥)	Statutory reserves USD ($)	Accumulated deficit CNY (¥)	Accumulated deficit USD ($)	Accumulated other comprehensive loss CNY (¥)	Accumulated other comprehensive loss USD ($)	Total Jayud Global Logistics Limited shareholders’ (deficit)/equity CNY (¥)	Total Jayud Global Logistics Limited shareholders’ (deficit)/equity USD ($)	Non-controlling interests CNY (¥)	Non-controlling interests USD ($)	CNY (¥)	USD ($)
Balance (in Dollars)	¥ 9,787		¥ 4,087		¥ 60,423,647		¥ 502,941		¥ (77,454,208)		¥ (1,541,653)		¥ (18,055,399)		¥ (7,676,674)		¥ (25,732,073)
Balance at Dec. 31, 2023	¥ 9,787		¥ 4,087		60,423,647		502,941		(77,454,208)		(1,541,653)		(18,055,399)		(7,676,674)		(25,732,073)
Balance (in Shares) at Dec. 31, 2023 | shares	14,942,623	14,942,623	6,409,600	6,409,600
Provision for statutory reserve							261,290		(261,290)
Net income/(loss)									(17,934,927)				(17,934,927)		(1,379,207)		(19,314,134)
Business acquisition					4,654								4,654		1,984		6,638
Deferred offering costs for initial public offering					(428,320)								(428,320)				(428,320)
Foreign currency translation											30,607		30,607				30,607
Balance at Jun. 30, 2024	¥ 9,787		¥ 4,087		59,999,981		764,231		(95,650,425)		(1,511,046)		(36,383,385)		(9,053,897)		(45,437,282)
Balance (in Shares) at Jun. 30, 2024 | shares	14,942,623	14,942,623	6,409,600	6,409,600
Balance (in Dollars)	¥ 9,787		¥ 4,087		59,999,981		764,231		(95,650,425)		(1,511,046)		(36,383,385)		(9,053,897)		(45,437,282)
Balance (in Dollars)	62,468		3,368		217,527,319		434,047		(126,955,513)		(812,156)		90,259,533		(10,891,088)		79,368,445
Balance at Dec. 31, 2024	¥ 62,468		¥ 3,368		217,527,319		434,047		(126,955,513)		(812,156)		90,259,533		(10,891,088)		79,368,445
Balance (in Shares) at Dec. 31, 2024 | shares	88,408,017	88,408,017	5,409,600	5,409,600
Provision for statutory reserve							12,848		(12,848)
Net income/(loss)									1,789,107				1,789,107		519,676		2,308,783	$ 322,519
Issuance of Class A ordinary shares by exercise of warrants	¥ 14				(14)
Issuance of Class A ordinary shares by exercise of warrants (in Shares) | shares	18,679	18,679
Disposal of subsidiaries (note 16)															18,457		18,457
Capital injection by non-controlling interest															151,000		151,000
Foreign currency translation											(360,252)		(360,252)				(360,252)
Balance at Jun. 30, 2025	¥ 62,482	$ 8,728	¥ 3,368	$ 470	217,527,305	$ 30,386,850	446,895	$ 62,428	(125,179,254)	$ (17,486,555)	(1,172,408)	$ (163,776)	91,688,388	$ 12,808,145	(10,201,955)	$ (1,425,133)	81,486,433	11,383,012
Balance (in Shares) at Jun. 30, 2025 | shares	88,426,696	88,426,696	5,409,600	5,409,600
Balance (in Dollars)	¥ 62,482	$ 8,728	¥ 3,368	$ 470	¥ 217,527,305	$ 30,386,850	¥ 446,895	$ 62,428	¥ (125,179,254)	$ (17,486,555)	¥ (1,172,408)	$ (163,776)	¥ 91,688,388	$ 12,808,145	¥ (10,201,955)	$ (1,425,133)	¥ 81,486,433	$ 11,383,012